THE ADVISORS’ INNER CIRCLE FUND

Acadian Emerging Markets Portfolio

(the “Fund”)

Supplement dated September 20, 2021

to the

Summary Prospectus and Prospectus,

each dated March 1, 2021.

This supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus and should be read in conjunction with the Summary Prospectus and Prospectus.

Effective October 1, 2021, Investor Class Shares, Y Class Shares and I Class Shares of the Fund are available for purchase by new investors. Accordingly, all references to the contrary are hereby deleted from the Summary Prospectus and Prospectus.

Please retain this supplement for future reference.

ACA-SK-022-0100